12. Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Note 12. Income Taxes

Note 12.  Income Taxes

The Company prepares its federal income tax return on a consolidated basis. Federal income taxes are allocated to members of the consolidated group based on taxable income.

Federal income tax expense for the years ended December 31 was as follows:

	2014	2013

Currently paid or payable	$ 586,425	$1,533,835
Deferred tax expense (benefit)	755,139	(402,748)
Total income taxexpense	$1,341,564	$1,131,087

Total income tax expense differed from the amounts computed at the statutory federal income tax rate of 34 percent primarily due to the following for the years ended December 31:

	2014	2013

Computed expense at statutory rates	$2,148,522	$2,079,560
Tax exempt interest & BOLI	(404,382)	(388,524)
Disallowed interest	13,306	14,661
Partnership tax credits	(647,760)	(644,668)
New markets tax credit amortization expense	147,290	101,390
Other	84,588	(31,332)
	$1,341,564	$1,131,087

The deferred income tax expense (benefit) consisted of the following items for the years ended December 31:

	2014	2013

Depreciation	$ (5,039)	$ (18,120)
Mortgage servicing rights	(5,819)	108,616
Deferred compensation	45,324	(18,090)
Bad debts	(17,326)	(254,234)
Non-accrual loan interest	18,766	(5,590)
Limited partnership amortization	44,566	27,529
Investment in Partners	(7,189)	43,864
Core deposit intangible	(92,719)	(92,716)
Loan fair value	(7,953)	(7,165)
OREO write down	5,100	(15,130)
Tax credit carryovers	774,961	(170,865)
Other	2,467	(847)
Deferred tax expense (benefit)	$755,139	$(402,748)

Listed below are the significant components of the net deferred tax asset at December 31:

	2014	2013

Components of the deferred tax asset:
Bad debts	$1,667,997	$1,650,671
Non-accrual loan interest	13,731	32,497
Deferred compensation	217,803	263,127
Limited partnerships	12,646	57,212
Contingent liability - MPF program	45,042	45,042
OREO write down	10,030	15,130
Capital lease	73,141	73,424
Tax and rehab credit carryforwards	0	774,961
Unrealized loss on securities available-for-sale	3,834	24,452
Other	26,553	28,737
Total deferred tax asset	2,070,777	2,965,253

Components of the deferred tax liability:
Depreciation	237,448	242,487
Mortgage servicing rights	446,068	451,887
Investment in Partners	81,666	88,855
Core deposit intangible	278,147	370,866
Fair value adjustment on acquired loans	39,395	47,348
Total deferred tax liability	1,082,724	1,201,443

Net deferred tax asset	$ 988,053	$1,763,810

US GAAP provides for the recognition and measurement of deductible temporary differences (including general valuation allowances) to the extent that it is more likely than not that the deferred tax asset will be realized.

The net deferred tax asset is included in other assets in the consolidated balance sheets.

ASC Topic 740, "Income Taxes", defines the criteria that an individual tax position must satisfy for some or all of the benefits of that position to be recognized in a company's financial statements. Topic 740 prescribes a recognition threshold of more-likely-than-not, and a measurement attribute for all tax positions taken or expected to be taken on a tax return, in order for those tax positions to be recognized in the consolidated financial statements. The Company has adopted these provisions and there was no material effect on the consolidated financial statements. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2011 through 2013.